UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          Form 13F

                     Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment  (     );   Amendment Number:
This Amendment    (Check only one.) :(    )     is a restatement.
                                     (    )     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Commonfund Asset Management Company, Inc.
Address:     15 Old Danbury Road
             P. O. Box 812
             Wilton, CT  06897-0812

Form 13F File Number:  28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael H. Strauss
Title:       Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:       203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss         Wilton, CT                  2/12/08
(Signature)                    (City, State)               (Date)

Report Type  (Check only one.):

(   )    13F HOLDINGS REPORT.  (Check here if all holdings of this
         reporting manager are reported in this report.)

(   )    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     24

Form 13F Information Table Entry Total:                36

Form 13F Information Table Value Total:          $ 261,484
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number       Name of Sub-adviser


1          28-05508                   Aronson + Johnson + Ortiz
2          28-06044                   Clarion CRA Securities LP
3          28-06233                   Cliffwood Partners LLC
4          28-03121                   David M. Knott
5          28-05268                   De Prince, Race & Zollo, Inc.
6          28-06035                   D.G. Capital Management, Inc.
7          28-02602                   Edgewood Management Company
8          28-01185                   Frontier Capital Management Co.
9          28-04981                   Goldman Sachs Asset Management
10         28-03377                   Grantham, Mayo, Van Otterloo & Co. LLC
11         28-2013                    Harris Associates, L.P.
12         28-10706                   IronBridge Capital Management
13         28-00074                   Jennison Associates
14         28-12154                   Levin Capital Securities, LP
15         28-398                     Loomis Sayles & Co.
16         28-06748                   Marsico Asset Management, LLC
17         28-04632                   Martingale Asset Management
18         28-1399                    Southeastern Asset Management, Inc.
19         28-01693                   Steinberg Asset Management, LLC
20         none                       Stone Harbor Investment Partners LP
21         28-00620                   The Boston Company Asset Management, LLC
22         28-02927                   Water Street Capital Inc.
23         28-517                     Wellington Management Company, LLP
24         28-1700                    Western Asset Management Company


                                      Form 13(f) Information Table

Column 1                  Column 2    Column 3        Column 4           Column 5          Column 6    Column 7       Column 8


Name                        Title      Cusip            Value   Shares or  Shares/  Put/  Investment    Other     Voting Authority
of                           of                       (x$1000)  PRN Amt.    PRN     Call  Discretion   Managers  Sole  Shared  None
Issuer                      Class

American Tower               COM     029912201           92      2,157       SH            Defined        20       x
Virgin Media                 COM     92769L101          152      8,887       SH            Defined        20       x
Loral Space and
Communications               COM     543881106           .5         16       SH            Defined        20       x
3M Co.                       COM     88579Y101       15,013    178,050       SH             Sole          No       x
American Express Co.         COM     025816109          114      2,200       SH             Sole          No       x
Becton Dickinson & Co.       COM     758871091          209      2,500       SH             Sole          No       x
Caterpillar Inc.             COM     149123101        7,702    106,150       SH             Sole          No       x
Comcast Corp. (Cl A)         COM     20030N101        8,488    464,850       SH             Sole          No       x
ConocoPhillips               COM     20825C104        5,113     57,900       SH             Sole          No       x
Corning Inc.                 COM     219350105          259     10,800       SH             Sole          No       x
Diamond Offshore
Drilling Inc.                COM     25271C102          355      2,500       SH             Sole          No       x
Exelon Corp.                 COM     30161N101          229      2,800       SH             Sole          No       x
Exxon Mobil Corp.            COM     30231G102        9,144     97,600       SH             Sole          No       x
Genentech Inc.               COM     368710406        7,123    106,200       SH             Sole          No       x
General Electric Co.         COM     369604103       18,402    496,400       SH             Sole          No       x
General Mills Inc.           COM     370334104          390      6,850       SH             Sole          No       x
Gilead Sciences Inc.         COM     375558103          138      3,000       SH             Sole          No       x
Intel Corp.                  COM     458140100       17,502    656,500       SH             Sole          No       x
International Business
Machines Corp.               COM     459200101       16,820    155,600       SH             Sole          No       x
ITT Corp.                    COM     450911102          201      3,050       SH             Sole          No       x
Kohl's Corp.                 COM     500255104          188      4,100       SH             Sole          No       x
Lockheed Martin Corp.        COM     539830109       10,905    103,600       SH             Sole          No       x
McDonald's Corp.             COM     580135101       12,842    218,000       SH             Sole          No       x
Microsoft Corp.              COM     594918104       22,275    625,700       SH             Sole          No       x
Morgan Stanley               COM     617446448        6,145    115,700       SH             Sole          No       x
PepsiCo Inc.                 COM     713448108       18,125    238,800       SH             Sole          No       x
Procter & Gamble Co.         COM     742718109       20,407    277,950       SH             Sole          No       x
Schlumberger Ltd.            COM     806857108       14,273    145,100       SH             Sole          No       x
Starbucks Corp.              COM     855244109          158      7,700       SH             Sole          No       x
Target Corp.                 COM     87612E106        7,465    149,300       SH             Sole          No       x
Texas Instruments Inc.       COM     882508104        3,758    112,500       SH             Sole          No       x
United Parcel
Service Inc. (Cl B)          COM     911312106          283      4,000       SH             Sole          No       x
UnitedHealth Group Inc.      COM     91324P102       14,178    243,600       SH             Sole          No       x
Wal-Mart Stores Inc.         COM     931142103       13,579    285,700       SH             Sole          No       x
Walt Disney Co.              COM     254687106        9,171    284,100       SH             Sole          No       x
XTO Energy Inc.              COM     98385X106          286      5,562       SH             Sole          No       x
